Deposits - Contractual Maturities of Time Deposits of $100,000 or More, Domestic (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturities of Time Deposits [Abstract]
Time deposits, $100,000 or more, domestic, Due in 3 months or less	$ 4,870
Time deposits, $100,000 or more, domestic, Due in over three through six months	3,123
Time deposits, $100,000 or more, domestic, Due in over six through twelve months	4,515
Time deposits, $100,000 or more, domestic, Due in over twelve months	8,840
Time deposits, $100,000 or more, domestic, Total	$ 21,348	$ 22,249